Intangible Assets - Estimated Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Total	$ 130	$ 292
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
2014	97
2015	33
Total	$ 130